Other revenues and expenses (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule of Financial Income and Expenses
Financial income:

	Year ended December 31,
	2021	2022	2023
	(in thousands)
Income from short-term investments and term deposits and other finance revenue	$47	$68	$177
Impact of debt reimbursement (Notes 14.1 and 14.2)	5,177	—	—
Convertible debt amendments (Note 14.1)	—	476	247
Change in fair value of convertible debt derivative (Note 14.1)	3,848	6,878	3,200
Foreign exchange gain	3,032	7,076	1,166
Total financial income	$12,104	$14,498	$4,790
Financial expenses:

	Year ended December 31,
	2021	2022	2023
	(in thousands)
Interest on loans	$7,462	$8,146	$9,584
Interest on lease contracts (see Note 15)	760	571	479
Interest on financing component of long term development services agreement (see Notes 18 and 19)	2,156	966	115
Interest on supplier payable with extended payment terms	173	222	286
Other bank fees and financial charges	778	1,020	946
Foreign exchange loss	2,094	5,994	1,858
Total financial expenses	$13,423	$16,919	$13,268

Schedule of Cost of Revenue and Operating Expenses
The tables below present the cost of revenue and operating expenses by nature of expense:

		Year ended December 31,
	Note	2021	2022	2023
		(in thousands)
Included in cost of revenue:
Cost of components		$18,365	$13,102	$5,071
Depreciation and impairment	7	517	428	395
Amortization of intangible assets	8	162	148	118
Wages and benefits		2,306	2,497	2,059
Share-based payment expense	13	58	160	131
Assembly services, royalties and other		2,282	1,336	1,702
		$23,690	$17,671	$9,476

		Year ended December 31,
	Note	2021	2022	2023
		(in thousands)
Included in operating expenses (between gross profit and operating result):
Depreciation and impairment	7	$2,837	$3,551	$4,082
Amortization of intangible assets	8	7,037	7,888	7,346
Wages and benefits		36,684	33,195	36,014
Share-based payment expense	13	5,077	5,317	6,973
Foreign exchange (gains) losses related to hedges of euro		(73)	207	(180)
Other, net		(6,054)	(3,439)	(257)
		$45,508	$46,719	$53,978

		Year ended December 31,
	Note	2021	2022	2023
		(in thousands)
Wages and salaries		$29,422	$27,115	$28,863
Social security costs and other payroll taxes		9,386	8,408	9,087
Other benefits		167	159	159
Pension costs		15	10	(36)
Share-based payment expenses	13	5,135	5,477	7,104
Total employee benefits expense		$44,125	$41,169	$45,177

Schedule of Research and Development Expense
The impact of the reduction of research and development expense due to government grants, research tax credit and development costs capitalized was as follows:

	Year ended December 31,
	2021	2022	2023
	(in thousands)
Research and development costs	$52,200	$47,353	$53,018
Research tax credit	(6,328)	(4,622)	(5,374)
Government and other grants	(3,621)	(4,888)	(1,834)
Development costs capitalized (*)	(18,297)	(13,808)	(22,328)
Amortization of capitalized development costs	2,460	2,575	2,642
Total research and development expense	$26,414	$26,610	$26,124